Organization and Principal Activities (Details) - Schedule of Subsidiaries of the Group Are All Owned By the Company through Equity Investment	6 Months Ended
Jun. 30, 2024
Jayud Global Logistics (Hong Kong) Limited (“JYD HK”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	Jayud
Date of incorporation/Acquisition	Jun. 24, 2022
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Wholly foreign owned enterprise
Joyed Logistics Services Inc. (“JYD US”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	Jayud
Date of incorporation/Acquisition	Apr. 25, 2023
Place of incorporation	U.S.A.
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jayud Logistics Technology Co., Ltd (“JYD WLKJ”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD HK
Date of incorporation/Acquisition	Jul. 23, 2015
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Hongkong Jayud International Logistics Company Limited (“JYD HKGJHY”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD HK
Date of incorporation/Acquisition	Dec. 31, 2017
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Agent service
HK XINYX Technology Limited (“HK XYX”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD HK
Date of incorporation/Acquisition	Sep. 06, 2023
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	International trading
HK (FASTFLY) International Logistics Co., Limited (“FASTFLY”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD HK
Date of incorporation/Acquisition	Apr. 02, 2024
Place of incorporation	Hong Kong
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding
HYTX Warehouse Inc. (“HYTX”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD US
Date of incorporation/Acquisition	May 15, 2024
Place of incorporation	U.S.A.
Percentage of direct ownership	51.00%
Principal activities	Warehousing
Shenzhen Jia Yu Da International Logistics Co., Ltd. And its Tianjin Branch, Guangzhou Branch, Qingdao Branch and Ningbo Branch (“JYD SZGJHY”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Jun. 19, 2011
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jia Yu Da Trading Co., Ltd. (“JYD SM”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Sep. 18, 2009
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	International trading
Xuchang Jayud Supply Chain Management Co., Ltd (“JYD XC”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	May 06, 2021
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Sep. 14, 2015
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Customs brokerage
Shenzhen XIN YU Xiang Import & Export Co., Ltd. (“JYD XYX”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Oct. 26, 2011
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	International trading
Shenzhen Ronghai Tongda Supply Chain Management Co., Ltd (“JYD RHTD”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD XYX
Date of incorporation/Acquisition	Jul. 31, 2023
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	International trading
Shenzhen Jiayuda Global Supply Chain Co., Ltd. (“JYD HQ”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Apr. 23, 2014
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Sky Pacific Logistics HK Company Limited (“TPYHK”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD HQ
Date of incorporation/Acquisition	Mar. 02, 2016
Place of incorporation	Hong Kong
Percentage of direct ownership	67.00%
Principal activities	Agent service
Shenzhen Jiayuda E-Commerce Technology Co., Ltd (“JYD DS”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Apr. 01, 2021
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Nanjing Jiayuda Logistics Co., Ltd. And its Nantong Branch, and Xiamen Branch (“JYD NJWL”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Feb. 12, 2018
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shaanxi JiaYuda Supply Chain Management Co., Ltd. (“JYD SXGYL”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Mar. 27, 2018
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Cargo Link Company Limited (“JYD SHWL”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Nov. 10, 2021
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding
Shenzhen Jayud Yuncang Technology Co., Ltd. (“JYD YCKJ”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Jul. 25, 2022
Place of incorporation	PRC
Percentage of direct ownership	52.00%
Principal activities	Warehousing
Qingdao Oranda Supply Chain Management Co., Ltd. (“Oranda”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Jan. 18, 2024
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding
Shenzhen JNT International Logistics Co.,Ltd (“JNT”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation/Acquisition	Jan. 18, 2024
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding